CONTINGENT LIABILITIES - Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 13,615	$ 9,637
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	185	5	$ 53	$ 91
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 13,430	$ 9,632	$ 10,130	$ 1,511